Mineral Properties (Details Narrative)	Jan. 18, 2017 USD ($)	Apr. 01, 2016 ha	Mar. 21, 2016 USD ($)	Aug. 28, 2015 USD ($) shares
No mining claims		31
No mining units		329
Acres of vacant land | ha		13,008
Owenership percentage in claims		100.00%
Flex Mining, Ltd [Member]
Issued pre-split shares of restricted common stock | shares				23,500,000
Investment in property expenditures				$ 1,000,000
Consideration for prior equity issuance			$ 15,000
Payments			6,000
Expenditure	$ 250,000
Renewel expenditure			15,000
Impairment of investment			23,500,000
Flex Mining, Ltd [Member] | Transaction One[Member]
Expenditure			250,000
Flex Mining, Ltd [Member] | Transaction Two[Member]
Expenditure			350,000
Flex Mining, Ltd [Member] | Transaction Three[Member]
Expenditure			$ 400,000